       As filed with the Securities and Exchange Commission on October 31, 2001.

                                Registration No. 333-43554 and 811-10039

                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No.  2                              /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No.  4                                             /X/

                                  J&B Funds
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/  immediately upon filing pursuant to paragraph (b) of Rule 485
      /X/  on October 31, 2001 pursuant to paragraph (b) of Rule 485
      /_/  60 days after filing pursuant to paragraph (a)(1) of Rule 485
      /_/  on (date) pursuant to paragraph (a)(1) of Rule 485
      /_/  75 days after filing pursuant to paragraph (a)(2) of Rule 485
      /_/  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      /_/  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

J&B Funds

Prospectus

October 31, 2001

EQUITY FUNDS

J&B Mid-Cap Aggressive Growth Fund

J&B Small-Cap Aggressive Growth Fund

J&B Small-Cap International Fund

J&B Funds

Jones & Babson, Inc.
Manager and Distributor
A Member of the Generali Group

Shares of the Funds have not been approved or disapproved by the Securities and
Exchange Commission nor has the Commission passed upon the adequacy of this
Prospectus. Any representation to the contrary is a criminal offense.

Prospectus

October 31, 2001

J&B Funds

Manager & Distributor
Jones & Babson, Inc.
Kansas City, Missouri

Equity Funds

J&B Mid-Cap
Aggressive Growth Fund

J&B Small-Cap
Aggressive Growth Fund

J&B Small-Cap
International Fund

Table of Contents
Information About The Funds                                        Page
Investment Objectives and
   Principal Investment Strategies                                    2
Principal Risk Factors                                                3
Past Performance                                                      5
Fees and Expenses                                                     5
Management                                                            6
Financial Highlights                                                  8
Information About Investing
How to Purchase Shares                                                8
How to Redeem Shares                                                  9
Shareholder Services                                                  9
How Share Price is Determined                                         9
Distributions and Taxes                                              10
Additional Policies About Transactions                               10
Conducting Business with the J&B Funds                           12

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

J&B Fund

J&B MID-Cap Aggressive
         Growth Fund
J&B Small-Cap Aggressive
         Growth Fund

Objective

Above average capital appreciation.

Principal Risks*

Market Risks
Small Company Risks

J&B Fund

J&B SMALL-CAP INTERNATIONAL FUND

Objective

Long-term growth of capital.

Principal Risks*

Market Risks
Small Company Risks
International Risks

*The Principal Risks associated with each Fund are described more fully below in the section titled Principal Risk Factors.

PRINCIPAL INVESTMENT STRATEGIES:

Each Fund and its investment advisor ("Advisor") intends to pursue the Fund's objective by principally investing as described below.

J&B MID-CAP AGGRESSIVE GROWTH FUND -- The objective of the J&B Mid-Cap
Aggressive Growth Fund ("Mid-Cap Fund") is to achieve above average capital appreciation by investing in companies with earnings growth rates that are anticipated to accelerate beyond market expectations. At least 80% of the
Mid-Cap Fund's total assets will be invested (at time of initial purchase) in midsize companies. The Fund defines a "midsize" company as a company that has a market capitalization ranging from $750 million up to that of the largest company in the Russell 2500 Growth Index. As of September 30, 2001, the largest company in the Russell 2500 Growth Index had a market capitalization of $7.3 billion (this figure will change over time). In addition, the Mid-Cap Fund's
Advisor anticipates that the Fund's holdings will have an average asset weighted market capitalization ranging from $1.5 to $10 billion, although this range may change during atypical market conditions.

The Fund's Advisor uses a disciplined, proprietary investment process based largely on quantitative analysis. For every company in a universe of approximately 9,000 U.S. and 12,000 international publicly traded stocks, the
Advisor uses price information and sophisticated statistical techniques to calculate a weekly measure of excess return over a market index, as well as a measure of risk based on the volatility of the share price.

The Advisor uses a number of fundamental screening techniques to further narrow the potential portfolio selections, including tests to ensure that the stock has a liquid trading market. The Advisor also performs traditional financial statement analysis to evaluate a company's cash flow, debt burden and overall financial soundness. Following the quantitative and qualitative analysis, the
Fund is expected to normally hold between 40 and 70 stocks, diversified by industry and sector.

J&B SMALL-CAP AGGRESSIVE GROWTH FUND -- This Fund's objective is above average capital appreciation. The Fund invests in a diversified portfolio made up primarily of equity securities (including common stocks, warrants, and securities convertible into stocks) of U.S. companies with smaller market capitalizations (generally, under $1.5 billion at time of initial purchase), that the Fund's Advisor believes are financially sound companies with attractive long-term growth potential. Normally, at least 80% of the Small-Cap Fund's net assets will be invested (at time of initial purchase) in smaller companies. The
Fund's Advisor employs an intensive, research-driven approach in an effort to identify promising stocks and sectors before they are widely held in other growth portfolios. Among other factors, the Advisor considers revenue and earnings growth rates, and seeks companies with proprietary products and market share that will enable the companies to sustain attractive growth rates. To reduce risk, the Advisor diversifies the Fund's portfolio across various growth sectors of the economy.

J&B SMALL-CAP INTERNATIONAL FUND -- This Fund's objective is long-term growth of capital. The Fund invests in a diversified portfolio made up primarily of equity securities (including common stocks, warrants, and securities convertible into stocks). The Fund may also purchase American, European or
International Depository Receipts. Normally, at least 80% of the Fund's net assets will be invested in stocks of smaller companies -- particularly outside the U.S. -- with market capitalizations generally less than $1.5 billion (at time of initial purchase). The Advisor generally selects investments that offer above average revenue and earnings growth potential.

To select stocks for the Fund, the Advisor performs intensive fundamental research and analysis to identify companies and economic sectors with attractive growth prospects. The Advisor looks for companies with strong management, innovative products and services that give the company a competitive advantage, as well as strong fundamental financial characteristics. The Fund generally invests in companies that are growing faster than the economy in which they operate, the industry in which they participate and their own historical growth rate.

The Fund will generally invest in at least three foreign developed countries, and emerging or developing market securities will make up no more than 35% of the Fund's assets (at time of initial purchase). For purposes of determining the countries in which the Fund invests, the Fund considers developed countries to include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany,
Hong Kong, Ireland, Israel, Italy, Japan, Mexico, the Netherlands, New Zealand,
Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
The Fund considers emerging or developing market countries to be those countries not listed as developed countries above.

TEMPORARY INVESTMENTS

Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive investments, such as cash, short-term debt obligations or other high quality investments. In addition, the J&B Small-Cap International Fund may invest in fewer than three developed countries as a temporary defensive measure. During such periods, the Funds may not achieve their investment objectives. Each Fund may also, to a limited extent and consistent with its objective, invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

TRADING AND TURNOVER

Due to their investment strategies, the Mid-Cap and the Small-Cap Aggressive
Growth Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Funds' return. All of the Funds will sell securities when key financial factors have changed and/or to maintain diversification of their portfolios.

PRINCIPAL RISK FACTORS

As with any mutual fund, there is a risk that you could lose money by investing in the Funds. Investments are not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any other government agency.

MARKET RISKS

Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. The equity markets have historically moved in cycles, and the value of equity securities can drastically change in price from day-to-day. Since the Funds normally invest in equity securities, the value of the Funds may go up and down, accordingly.

Each Fund's success depends largely on its Advisor's ability to select favorable investments. Different types of investments shift in and out of favor depending on market and economic conditions. For example, at various times stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of this, the Funds will perform better or worse than other types of funds depending on what is in "favor."

SMALL COMPANY RISKS

Generally, smaller and less seasoned companies have more potential for rapid growth. However, they often involve greater risk than larger companies and these risks are passed on to Funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of smaller companies tend to be more volatile than the securities of larger, more established companies.

Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small company stock it may have to sell at a lower price than its Advisor might prefer, or it may have to sell in small quantities over a period of time.

Each of the Funds may invest a portion of its assets in securities of companies offering shares in an initial public offering (IPO). Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. This may increase the turnover of the Funds' portfolio and may lead to increased expenses to the Funds, such as commissions and transaction costs. By selling shares, a Fund may realize taxable gains that it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocations of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by the sales of additional shares and by the concentration of control in existing management and principal shareholders.

The Funds' investments in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may also be more dependent on key managers and third parties and may have limited product lines.

INTERNATIONAL RISKS

International investing by the Small-Cap International Fund poses additional risks such as currency fluctuation and political instability. These risks are inherently passed on to the shareholders of the Fund's portfolio companies, and in turn, to the Fund's shareholders.

Investing in developing countries may pose additional risks. Securities issued by companies in developing countries may not be as liquid as those in more developed countries. In addition, regulations in developing countries may not be as strong nor information as readily available.

The Small-Cap International Fund may also purchase foreign currency or foreign currency forwards in order to hedge its portfolio from the risk that the U.S.
dollar moves in value in relation to foreign denominated security holdings.
There is no assurance that hedging transactions will eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates or prevent loss if the prices of these securities should decline. In addition, because there is a risk of loss to the Fund if the other party does not complete the transaction, these hedging contracts will be entered into only with approved parties.

PAST PERFORMANCE

The tables below provide an indication of the risks of investing in the Funds.
The tables show how the Funds' returns for a certain period compare with those of a relevant, widely recognized benchmark. Each table reflects all expenses of the respective Fund and assumes that all dividends and capital gains distributions have been reinvested in new shares of that Fund. A Fund's past performance is not necessarily an indication of how a Fund will perform in the future.

J&B MID-CAP AGGRESSIVE GROWTH FUND

Year-to-Date Return (through September 30, 2001) -25.26%

Total Return for the period from December 19, 2000 (commencement of operations)
to September 30, 2001

J&B Mid-Cap Aggressive Growth Fund                                           -21.30%
Russell 2500 Growth Index                                                        -29.18%

J&B SMALL-CAP AGGRESSIVE GROWTH FUND

Year-to-Date Return (through September 30, 2001) -33.91%

Total Return for the period from December 19, 2000 (commencement of operations)
to September 30, 2001

J&B Small-Cap Aggressive Growth Fund                                         -27.90%
Russell 2000 Growth Index                                                        -28.05%

J&B SMALL-CAP INTERNATIONAL FUND

Year-to-Date Return (through September 30, 2001) -31.00%

Total Return for the period from December 19, 2000 (commencement of operations)
to September 30, 2001

J&B Small-Cap International Fund                                             -30.10%
MSCI World Ex USA Small-Cap Index                                                -16.26%

Fees & Expenses

There are no sales charges imposed in connection with an investment in any of the Funds. This table describes the Funds' annual operating fees and expenses that you may pay if you buy and hold shares of the Funds.

                                                   J&B                 J&B             J&B
                                                   Mid-Cap                Small-Cap           Small-Cap
                                                  Aggressive              Aggressive           Interna-
                                                    Growth                 Growth              tional
                                                     Fund                   Fund                Fund
Management Fees                                      1.20%                  1.35%               1.55%
Distribution (12b-1) Fees                             None                   None                None
Other Expenses                                       0.13%                  0.12%               0.59%
Total Annual Fund
   Operating Expenses                                1.33%                  1.47%               2.14%
Fee waivers and
   expense reimbursements1                         (0.08%)                (0.07%)             (0.54%)
Net Total Annual Fund
Operating Expenses                                   1.25%                  1.40%               1.60%

1 The Funds' Manager has contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of the Funds to the level described above under Net Total Annual Fund Operating Expenses. This expense limitation agreement has been in place since inception and has been extended through October 31, 2002. For more information regarding these fees and other potential expenses, see "How to Purchase Shares."

Fee Examples

These examples are intended to help you compare the cost of investing in each
Fund with the cost of investing in other mutual funds. They assume that you invest $10,000, receive a 5% return each year, and that operating expenses for each period remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                      1 Year*       3 Years       5 Years       10 Years
J&B Mid-Cap Aggressive
         Growth Fund                                  $ 127          $ 471       $   838        $ 1,871
J&B Small-Cap Aggressive
         Growth Fund                                    143            517           916          2,033
J&B Small-Cap
         International Fund                             163            578         1,020          2,247

* Only the first year of the 3, 5 and 10 Year expense examples reflect the effect of the Manager's expense limitation agreement. If the Manager continues the expense limitation agreement, the dollar amount of the 3, 5 and 10 Year expense examples would be less.

MANAGEMENT

The management and affairs of the Funds are supervised by the J&B Funds
Board of Trustees under the laws of the State of Delaware. The Trustees have approved agreements under which, as described below, certain companies provide essential management and investment advisory services to the Funds.

INVESTMENT MANAGER

Jones & Babson, Inc. (the "Manager") was founded in 1959 and is located at
700 Karnes Blvd., Kansas City, Missouri 64108. Jones & Babson, Inc. serves as the investment manager of each Fund and, as such, provides each Fund with professional investment supervision and management.

The Manager oversees each Fund's day-to-day operations and supervises the purchase and sale of Fund investments. The Manager employs other advisory firms as sub-advisors to make investment decisions for the Funds.

The Manager serves in its capacity as investment manager under a management agreement entered into with J&B Funds on behalf of each Fund. The management agreement provides for each Fund to pay the Manager a monthly fee equal on an annual basis to 1.20%, 1.35% and 1.55% of the average daily net assets of the
Mid-Cap Aggressive Growth, Small-Cap Aggressive Growth and Small-Cap
International Funds, respectively. The Manager has contractually agreed through
October 31, 2002 to waive all or a portion of such fees and/or to make payments in order to limit each Fund's annual operating expenses to certain amounts (see the "Fees & Expenses" on Page 5). If a Fund's assets grow and relative expenses come down to a point where fee waivers or expense payments are no longer necessary to meet the expense limitation amount, the management agreement permits the Manager to seek to recoup amounts waived or expense payments that it made. The Manager shall only be entitled to recoup such amounts for a period of three years from the date the amount was waived or paid.

The management agreement provides for the Funds to pay for all other services and expenses not specifically assumed by the Manager. Examples of expenses paid by the Funds include registration fees, foreign custody and accounting fees, printing and distribution of shareholder reports and the fees of outside legal and accounting firms. In addition, operating expenses not required in the normal operation of the Funds are also payable by the Funds. These expenses include taxes, interest, governmental charges and fees, including registration of the
Fund with the Securities and Exchange Commission and various state fees, brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.

SUB-ADVISORS

For all of the Funds, the Manager hires sub-advisory firms, which are investment advisory firms that specialize in certain types of investing. However, the
Manager still retains ultimate responsibility for managing the Funds. Each sub-advisor's role is to make investment decisions for the Funds according to each Fund's investment objectives, policies and restrictions.

The following organizations act as sub-advisors to the Funds:

J&B MID-CAP AGGRESSIVE GROWTH FUND -- Sub-advised by McKinley Capital
Management, Inc., ("McKinley"), 3301 C. Street, Anchorage, Alaska 99503.
McKinley was founded in 1990 and as of June 30, 2001 has nearly $4 billion in assets under management. Robert B. Gillam, Frederic H. Parke and Alexander H.
Slivka manage the Fund. Mr. Gillam is President and Chief Investment Officer of
McKinley, which he founded in 1990. He has over 30 years experience in the financial services industry. Mr. Parke joined McKinley Capital's portfolio management team in 1997, bringing with him 16 years of industry experience including extensive equity and bond trading, portfolio management and financial analysis. Prior to joining the firm, Mr. Parke managed stock and bond portfolios for retail and institutional clients, specializing in growth stock selection.
Mr. Slivka is manager of Domestic Portfolio Operations, joining McKinley in
1997. Previously, he was President of National Asset Management from 1994 to
1997, and served as a Board Member of the Chicago Stock Exchange. He has over 18 years of investment management experience.

J&B SMALL-CAP AGGRESSIVE GROWTH FUND -- Sub-advised by Knappenberger Bayer
("KB"), 601 Carlson Parkway, Suite 950, Minnetonka, Minnesota 55305. KB was
founded in 1998 and as of June 30, 2001 has over $170 million in assets under management. Gail M. Knappenberger, David G. Bayer and Jill A. Thompson manage the Fund. Mr. Knappenberger was Executive Vice President at Winslow Capital
Management from 1993 to 1998 and has over 29 years of investment management experience. Mr. Bayer was with American Express Financial Advisors from 1992 to
1998, where he managed the IDS Strategy Aggressive mutual fund. He has over 14 years of investment management experience. Ms. Thompson was Managing Director at
First American Asset Management where she co-managed the firm's small and mid-cap growth products. She has over 12 years of investment management experience.

J&B SMALL-CAP INTERNATIONAL FUND -- Sub-advised by Denver Investment
Advisors, LLC, ("DIA"), Seventeenth Street Plaza, 1225 17th Street, Denver,
Colorado 80202. DIA was founded in 1958 and as of June 30, 2001, has nearly $7 billion dollars in total assets under management. Michael W. Gerding, CFA
Charterholder, manages the Fund. He joined DIA in 1999, and has over 16 years investment management experience. From 1990 to 1999, Mr. Gerding was a portfolio manager with Founders Asset Management.

Under the Sub-Advisory Agreements, the Manager has agreed to pay each sub-advisor a fee for its services out of the fees the Manager receives from the
Funds. The Manager shall pay each sub-advisor fees based on the following percentages of each Fund's average daily net assets:

Fund                                                             Range of Sub-Advisory Fees By Assets

J&B Mid-Cap Aggressive Growth Fund                 0.500%    Between     0 and $5 million
                                                       0.470%    Between     $5 and $25 million
                                                       0.450%    Over        $25 million

J&B Small-Cap Aggressive Growth Fund               0.650%    Between     0 and $150 million
                                                       0.600%    Over        $150 million

J&B Small-Cap International Fund                   0.775%    Between     0 and $250 million
                                                       0.700%    Over        $250 million

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance since commencement of operations. Certain information reflects financial results for a single share of a Fund. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements, which have been audited by Ernst & Young LLP, and are included in the annual report.
The annual report is available upon request.

FOR THE PERIOD FROM DECEMBER 19, 2000
(COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2001

Condensed data for a share of capital stock outstanding throughout each period.
                                                               J&B         J&B        J&B
                                                               Mid-Cap        Small-Cap      Small-Cap
                                                             Aggressive      Aggressive      Interna-
                                                               Growth          Growth         tional
                                                                Fund            Fund           Fund

Net asset value, beginning of period                         $  10.00       $  10.00       $  10.00

   Income from investment operations:
      Net investment income (loss)                              (.04)          (.05)          (.02)
      Net gains (losses) on securities
         (both realized and unrealized)                         (.14)            .04         (1.42)

   Total from investment operations                             (.18)          (.01)         (1.44)

   Less distributions:
      Dividends from net
         investment income                                         --             --             --
      Distributions from capital gains                             --             --             --

   Total distributions                                             --             --             --

Net asset value, end of period                               $   9.82       $   9.99       $   8.56

Total return*                                                 (1.80%)         (.10%)       (14.40%)

Ratios/Supplemental Data
Net assets, end of period
   (in thousands)                                            $  3,992       $  4,461       $  3,506
Ratio of expenses to average
   net assets**                                                 1.25%          1.40%          1.60%
Ratio of net investment income
   to average net assets**                                     (.80%)         (.94%)         (.36%)
Ratio of expenses to average
   net assets before fee waivers
   and expense reimbursements**                                 1.33%          1.47%          2.14%
Ratio of net investment income
   to average net assets before
   fee waivers and expense
   reimbursements**                                            (.88%)        (1.01%)         (.90%)
Portfolio turnover rate                                           56%            60%            37%

 *Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

HOW TO PURCHASE SHARES

How to Buy Shares (see accompanying chart on page 12 for details)

   o  By phone, mail or wire

   o  Through Automatic Monthly Investments

   o  Through exchanges from another J&B Fund (non fiduciary accounts only)

Minimum Initial Investment

   o  $2,500 for most accounts

   o  $250 for IRA and Uniform Gifts or Transfers to Minors accounts

   o  $100 with an Automatic Monthly Investment

   o  $1,000 for exchanges from another Fund ($100 for IRAs and Uniform Gifts or
      Transfers to Minors accounts)

Minimum Additional Investment

   o  $100 by mail or ACH

   o  $1,000 by wire

   o  $50 for Automatic Monthly Investments (automated clearing house transfer)

   o  $1,000 for exchanges from another Fund ($100 for IRAs and Uniform Gifts or
      Transfers to Minors accounts)

Minimum account size

You must maintain a minimum account value equal to the current minimum initial investment ($2,500). If your account falls below this amount due to redemptions
(not market action), we may ask you to increase the account to the minimum. If you do not bring the account up to the minimum within 60 days after we contact you, we will close the account and send your money to you.

HOW TO REDEEM SHARES

You may withdraw from your Fund's account at any time in the following amounts:

   o  Any amount for redemptions requested by mail or phone to address of record

   o  $1,000 or more for redemptions wired to your account ($10 fee) ($100 minimum for automated clearing house transfer to bank account)

   o  $50 or more for redemptions by a systematic redemption plan (there may be a fee)

   o  $1,000 or more for exchanges to another Fund ($100 for IRAs and Uniform
      Gifts or Transfers to Minors accounts)

   o  $100 or more for redemptions by automatic monthly exchange to another Fund

   o  $100 or more via ACH; there is no fee but proceeds may take 3-5 business days to reach your account

SHAREHOLDER SERVICES

The following services are also available to shareholders. Please call
1-866-409-2550 for more information:

   o  Uniform Gifts or Transfers to Minors accounts

   o  Accounts for corporations or partnerships

   o  Sub-Accounting Services for tax qualified retirement plans and others

   o  Coverdell Education Savings accounts

   o  Traditional IRA accounts

   o  Roth IRA accounts

   o  Simplified Employee Pensions (SEPs)

HOW SHARE PRICE IS DETERMINED

Shares of the Funds are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment (or redemption order) is received by the Funds. In the case of certain institutions, which have made satisfactory payment or redemption arrangements with the Funds, orders may be processed at the net asset value per share next effective after receipt by that institution.

The net asset value is calculated by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the
Funds are open for business (generally the same days that the New York Stock
Exchange is open for unrestricted trading). The Funds are generally closed on weekends, national holidays and Good Friday.

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Funds will use the price of that exchange that they generally consider to be the principal exchange on which the stock is traded. Lacking sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices.
For securities that are primarily listed on foreign exchanges that may trade on weekends or other days that the Funds do not price their shares, the net asset value of the Funds' shares may change on days when shareholders will not be able to purchase or redeem shares. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Board of Trustees.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- Each Fund pays shareholders distributions from its net investment income and from any net capital gains that it has realized on the sale of the securities. Each of these distributions will be declared semiannually on or before June 30 and December 31.

Your distributions will be reinvested automatically in additional shares of the same Fund, unless you have elected on your original application, or by written instructions filed with the Fund, to have them paid in cash ($10.00 minimum check amount). We automatically reinvest all dividends under $10.00 in additional shares of the same Fund. There are no fees or sales charges on reinvestments.

If you buy shares of any Fund shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price back in the form of a taxable distribution.

TAX CONSIDERATIONS -- On June 7, 2001, President Bush signed into law the
Economic Growth and Tax Relief Reconciliation Act of 2001, which includes provisions that significantly reduce individual federal income tax rates and provide additional savings incentives for individuals generally by increasing the maximum annual contribution limits applicable to retirement and education savings programs. You should contact your personal tax advisor if you have questions about how this Act will affect your investment in a Fund.

In general, if you are a taxable investor, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of a Fund or receive them in cash. Any capital gains, which the Fund distributes as net long-term capital gains, will be taxable to you as long-term capital gains no matter how long you have owned your shares. If you invest in a Fund shortly before it makes a distribution, you may receive some or all of your investment back in the form of a taxable distribution.

When you sell your shares of a Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different J&B
Fund is the same as a sale.

Fund distributions and gains from the sale or exchange of your shares generally will be subject to state and local income tax. Any foreign taxes paid by the
Funds on their investments may be passed through to you as a foreign tax credit.
Non-U.S. investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

BACKUP WITHHOLDING -- By law, the Funds must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). The Funds also must withhold if the IRS instructs them to do so. When withholding is required, the amount will be 30.5% of your taxable distributions or redemption proceeds for calendar year
2001 after August 6, 2001, 30% for calendar years 2002 and 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in
December but paid in January are taxable as if they were paid in December.

ADDITIONAL POLICIES ABOUT TRANSACTIONS

The Funds cannot process transaction requests unless they are properly completed as described in this section. The Funds may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies. If you wish to purchase (or redeem) shares of a
J&B Fund through a broker, a fee may be charged by that broker, whereas you may contact the Fund directly and avoid this fee. In addition, you may be subject to other policies or restrictions of the broker such as higher minimum account value, etc.

PURCHASES -- The Funds may reject orders when not accompanied by payment or when in the best interest of the Funds and their shareholders.

REDEMPTIONS -- The Funds try to send proceeds as soon as practical. The Funds cannot accept requests that contain special conditions or effective dates. The
Funds may request additional documentation to ensure that a request is genuine.
Under certain circumstances, the Funds may pay you proceeds in the form of portfolio securities owned by the Fund being redeemed. If you receive securities instead of cash, you may incur brokerage costs when converting into cash.

If you request a redemption within 15 days of purchase, the Funds will delay sending your proceeds until they have collected unconditional payment, which may take up to 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

MARKET TIMERS -- The Funds may refuse to sell shares to market timers. You will be considered a market timer if you (i) request a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern.
Shares under common ownership or control are combined for these purposes.

SIGNATURE GUARANTEES -- You can get a signature guarantee from most banks, credit unions or securities dealers, but not a notary public. For your protection, we require a guaranteed signature if you request:

   o A redemption check sent to a different payee, bank or address than we have on file;

   o A redemption check mailed to an address that has been changed within the last 30 days;

   o A redemption for $50,000 or more in writing; and,

   o A change in account registration or redemption instructions.

CORPORATIONS, TRUSTS AND OTHER ENTITIES -- Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

EXCHANGES TO ANOTHER FUND -- You must meet the minimum investment requirement of the Fund you are exchanging into. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more, and we must have received good payment before we will exchange shares. You should review the Prospectus of the Fund being purchased.
Call us for a free copy.

TELEPHONE SERVICES -- During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail. We may refuse a telephone request, including a telephone redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed, and we reasonably believe that the instructions are genuine, the Funds will not be liable for any loss due to unauthorized or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. Jones & Babson, Inc. assumes no responsibility for the authenticity of telephone redemption requests.

CONDUCTING BUSINESS WITH THE J&B FUNDS

By Phone

1-866-409-2550

You must authorize each type of telephone transaction on your account application or the appropriate form,
available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.

How To Open An Account

If you already have an account and you have authorized telephone exchanges, you may call to open an account in another J&B Fund by exchange ($2,500 minimum). The names and registrations on the accounts must be identical.

How To Add To An Account

You may make investments ($100 minimum) by telephone. After we have received your telephone call, we will deduct from your checking account the cost of the shares. Availability of this service is subject to approval by the Funds and participating banks.

How To Sell Shares

You may withdraw any amount ($1,000 minimum if wired) by telephone, provided you have registered for this service previously. We will send proceeds only to the address or bank account on file with us. You must provide the Fund's name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed. For wires, also provide the bank name and bank account number. Wires will be subject to a $10 fee.

How To Exchange Shares

You may exchange shares ($1,000 minimum or the initial minimum fund requirement)
for shares in another J&B Fund which have been held in open account for 15 days or more.

All account owners are automatically granted telephone exchange privileges unless the privileges are explicitly declined in writing, either on the account application or by writing to the J&B Funds.

By Mail

Initial Purchases, Redemptions and all Correspondence:

J&B Funds
P.O. Box 219757
Kansas City, MO 64121-9757

Subsequent Purchases:
J&B Funds
P.O. Box 219779
Kansas City, MO 64121-9779

How To Open An Account

Complete and sign the application that accompanies this Prospectus. Your initial investment must meet the minimum amount. Make your check payable to UMB Bank,
n.a. and be sure to indicate the name of the Fund in which you are investing.

How To Add To An Account

Make your check ($100 minimum) payable to UMB Bank, n.a. and mail it to us.
Always identify your account number or include the detachable investment stub
(from your confirmation statement).

How To Sell Shares

In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. We will send funds only to the address of record.

How To Exchange Shares

In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged
($1,000 minimum) and the J&B Fund into which the amount is being transferred.

By Wire

UMB Bank, n.a.,
Kansas City, Missouri, ABA #101000695

For Account Number: 9870984709

Please provide:
Fund Number/J&B Account Number/Name on Account

How To Open An Account

Call us first to get an account number. We will require information such as your
Social Security or Taxpayer Identification Number, the amount being wired
($2,500 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or payment of your redemption proceeds will be delayed.

How To Add To An Account

Wire share purchases ($1,000
minimum) should include the names of each account owner, your account number and the name of the J&B Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to UMB Bank,
n.a.

How To Sell Shares

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If we receive your request before 4:00 P.M.
(Eastern Time) we will normally wire funds the following business day. If we receive your request after 4:00 P.M. (Eastern Time), we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

How To Exchange Shares

Not applicable.

Through Automatic Transaction Plans

You must authorize each type of automatic transaction
on your account application or complete an authorization form, available from us upon request. All registered owners must sign.

How To Open An Account
Not applicable.

How To Add To An Account

Automatic Monthly Investment:
You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

How To Sell Shares

Systematic Redemption Plan:
You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A maximum fee of $1.50 may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

How To Exchange Shares

Monthly Exchanges:
You may authorize monthly exchanges from your account ($100 minimum)
to another J&B Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

Additional Information

The Statement of Additional Information (SAI) contains additional information about the J&B Funds and is incorporated by reference into this Prospectus.
The Funds' annual and semiannual reports to shareholders contain additional information about each of the J&B Fund's investments. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year.

You may obtain a free copy of these documents by calling, writing or e-mailing the J&B Funds as shown below. You also may call the toll free number given below to request other information about the J&B Funds and to make shareholder inquiries.

You may review and copy the SAI and other information about the J&B Funds by visiting the Securities and Exchange Commission's Public Reference Room in
Washington, DC (202-942-8090) or by accessing the EDGAR database on the
Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the
Public Reference Section of the Commission, Washington, DC 20549-0102, or by
sending an e-mail request to publicinfo@sec.gov.

Investment Company Act File Number 811-10039

J&B Funds

Jones & Babson, Inc.
Manager and Distributor
A Member of the Generali Group
P.O. Box 219757, Kansas City, MO 64121-9757

TOLL FREE
1-866-409-2550
www.jbfunds.com

J&B FUNDS
P.O. Box 219757
Kansas City, MO 64121-9757

PRSRT STD
U.S. POSTAGE
PAID
PERMIT NO. 2891
KANSAS CITY MO

JB300A (10/01)

                                     PART B
                                  J&B FUNDS

                     J&B MID-CAP AGGRESSIVE GROWTH FUND
                    J&B SMALL-CAP AGGRESSIVE GROWTH FUND
                      J&B SMALL-CAP INTERNATIONAL FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                October 31, 2001

This Statement of Additional  Information is not a Prospectus but should be read in  conjunction  with the J&B Funds  combined  Prospectus  dated October 31,
2001. To obtain the Prospectus, an Annual Report to Shareholders or a Semiannual
Report to Shareholders,  free of charge, please call the J&B Funds toll-free at 1-866-409-2550, or in the Kansas City area 816-751-5900. The Funds are series of J&B Funds, a Delaware business trust organized on August 4, 2000. Certain information  from the Annual Report to Shareholders is incorporated by reference into this Statement.

                                TABLE OF CONTENTS

                                  INTRODUCTION

The J&B Mid-Cap Aggressive Growth Fund, the J&B Small-Cap Aggressive
Growth Fund, and the J&B Small-Cap International Fund (hereafter the "Funds"
or a "Fund") are each separate series of J&B Funds (the "Trust"), which is an open-end, management investment company registered under the Investment
Company Act of 1940 as amended (the "1940 Act"). Each Fund is classified as diversified under the 1940 Act, which means that each Fund's assets are invested in a diversified portfolio of securities. This Statement of Additional
Information ("SAI") supplements the information contained in the Funds'
Prospectus dated October 31, 2001.

                    INFORMATION ABOUT THE FUNDS' INVESTMENTS

Investment Objectives, Policies and Risks. Unless otherwise indicated, the investment objective, strategies, and policies described below and in the
Prospectus may be changed by the Board of Trustees without shareholder approval.
Generally, the policies and restrictions discussed in this SAI and in the
Prospectus apply when a Fund makes an investment. In most cases, a Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of the security will not be considered a violation of the restriction or limitation.

J&B Mid-Cap Aggressive Growth Fund and J&B Small-Cap Aggressive Growth
Fund. The objective for both the J&B Mid-Cap Aggressive Growth Fund
("Mid-Cap Fund") and the J&B Small-Cap Aggressive Growth Fund ("Small-Cap
Fund") is above average capital appreciation. Under normal conditions, they will invest at least 80% of their net assets in small-cap and mid-cap companies, respectively. Any change in the Mid-Cap Fund's policy of investing at least 80%
of net assets in mid-cap companies and any change in the Small-Cap Fund's policy of investing at least 80% of net assets in small-cap companies, which is approved by the Fund's Board, may not take effect until shareholders of the particular Fund have received written notice of the change at least sixty (60)
days before it occurs. The Mid-Cap Fund defines a mid-cap or "midsize" company as a company that has a market capitalization ranging from $750 million up to that of the largest company in the Russell 2500 Growth Index. As of September
30, 2001, the largest company in the Russell 2500 Growth Index had a market capitalization of $7.3 billion (this figure will change over time). In addition, the Mid-Cap Fund's Advisor anticipates that the Fund's holdings will have an average asset weighted market capitalization ranging from $1.5 to $10 billion, although this range may change during atypical market conditions. The Small-Cap
Fund defines a small-cap company as a company that has a market capitalization under $1.5 billion. When examining whether a company meets the Fund's criteria, both Funds will measure the company at the time of initial purchase. Each Fund invests primarily in equity securities (including common stocks, warrants and securities convertible into common stocks). While the Funds have authority to invest up to 20% of their net assets in non-U.S. securities, the Funds'
Sub-Advisors do not presently anticipate investing more than 5% of net assets in
non-U.S. securities.

Since both the Mid-Cap and Small-Cap Funds focus on smaller companies, the overall income return on these Funds may be low. Smaller companies frequently need to retain all or most of their profits to finance their growth and will pay small dividend yields, or none. If the companies are successful, this plow-back of earnings and internal financing of growth without the need to issue additional shares ultimately should enhance the companies' per share earnings and dividend capability and make their shares more attractive in the marketplace.

J&B Small-Cap International Fund. The J&B Small-Cap International Fund
("International Fund") seeks long term growth of capital by investing at least
80% of its net assets in securities of smaller companies located outside the
U.S. Any change in the Fund's policy of investing at least 80% of net assets in small cap companies, which is approved by the Board, may not take effect until shareholders have received written notice of the change at least sixty (60) days before it occurs. Small companies are defined as those with a market capitalization of $1.5 billion or less at time of purchase. The Fund invests primarily in equity securities (including common stocks, warrants and securities convertible into common stocks).

In addition to direct ownership equities, the International Fund may also purchase American Depository Receipts ("ADRs"), which represent foreign securities traded on U.S. exchanges or in the over-the-counter market, European
Depository Receipts ("EDRs") and International Depository Receipts ("IDRs"), in
bearer form, which are designed for use in European and other securities markets. The International Fund may also invest in securities that are not listed on an exchange. Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock. This means that the degree of market liquidity of some stocks in which the International Fund invests may be relatively limited. When the International Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.

In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the International Fund may purchase foreign currencies and/or engage in forward foreign currency transactions. The
International Fund will not engage in forward foreign currency exchange contracts for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the International Fund, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. This method of protecting the value of the International Fund's investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It establishes a rate of exchange that one can achieve at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might result should the value of such currency increase.

The International Fund does not intend to invest more than 25% of its total assets in any one particular country. The International Fund may also invest up to 35% of its assets in companies located in developing countries. A developing or emerging market country is generally considered to be a country that is in the initial stages of its industrialization cycle with a low per capita gross national product. Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries, and securities markets that trade a small number of securities.
Prices on securities exchanges in developing countries tend to be more volatile than those in developed countries.

Investors should recognize that investing in foreign companies involves certain special considerations that are not typically associated with investing in U.S.
companies. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the International Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, it will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

Although the International Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S.
Exchanges. In addition, it is expected that the expenses of custodian arrangements of the International Fund's foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling the
International Fund's domestic securities of equal value.

Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the nonrecovered portion of foreign withholding taxes will reduce the income received from the companies comprising the International Fund's portfolio.

The International Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through the use of forward contracts to purchase or sell foreign currencies. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged at any stage for trades. Neither type of foreign currency transaction will eliminate fluctuations in the prices of the International Fund's portfolio securities or prevent loss if the prices of such securities should decline.

The International Fund may enter into forward foreign currency exchange contracts only under two circumstances. First, when the International Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. The International Fund will then enter into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying securities transaction; in this manner the
International Fund will be better able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the securities are purchased or sold and the date on which payment is made or received.

Second, when the Sub-Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the International
Fund's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Sub-Advisor does not intend to cause the
International Fund to enter into such forward contracts under this second circumstance on a regular or continuous basis. The International Fund will also not enter into such forward contracts or maintain a net exposure to such contracts when the consummation of the contracts would obligate the
International Fund to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

The Sub-Advisor believes that it is important to have flexibility to enter into these forward contracts when it determines that to do so is in the best interests of the International Fund. The International Fund's custodian bank segregates cash or equity or debt securities in an amount not less than the value of the International Fund's total assets committed to forward foreign currency exchange contracts entered into under the second type of forward foreign currency exchange contracts. If the value of the securities segregated declines, additional cash or securities is added so that the segregated amount is not less than the amount of the International Funds' commitments with respect to such contracts. Under normal circumstances, the International Fund expects that any appreciation or depreciation on such forward exchange contracts will be approximately offset by the depreciation or appreciation in translation of the underlying foreign investment arising from fluctuations in foreign currency exchange rates.

The International Fund will recognize the unrealized appreciation or depreciation from the fluctuation in a foreign currency forward contract as an increase or decrease in its net assets on a daily basis, thereby providing an appropriate measure of its financial position and changes in financial position.

Cash Management. The Funds may invest a portion of their assets in cash or high-quality, short-term debt obligations readily changeable into cash. Such high quality, short-term obligations include: money market securities, money market mutual funds, commercial paper, bank certificates of deposit, and repurchase agreements collateralized by government securities. These investments may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses, or they may be used while a Fund looks for suitable investment opportunities. There may also be times when a Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in these types of investments for temporary, defensive purposes. During these times, the Fund will not be able to pursue its primary investment objective and, instead, will focus on preserving its assets.

In pursuing cash management strategies, the Funds will apply the following criteria to its investments:

     (1) Certificates of deposit, bankers' acceptances and other short-term obligations must be issued domestically by United States commercial banks having assets of at least $1 billion, which are members of the
         Federal Deposit Insurance Corporation or holding companies of such banks;

     (2) Commercial paper will be limited to companies rated P-2 or higher by
         Moody's or A-2 or higher by S&P(R), or if not rated by either
         Moody's or S&P(R), a company's commercial paper may be purchased, if the company has an outstanding bond issue rated Aa or higher by
         Moody's or AA or higher by S&P(R);

     (3) The Funds will purchase only short-term debt securities that are non-convertible, that have one year or less remaining to maturity at the date of purchase, and that are rated Aa or higher by Moody's or AA or higher by S&P(R); and,

     (4) The Funds will purchase only negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion, which are members of the Federal
         Home Loan Banks Association and insured by the Federal Savings and Loan
         Insurance Corporation.

The securities used for cash management can go down in value. The market value of debt securities generally varies in response to changes in interest rates and of debt securities. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of these securities generally declines. These changes in market value will be reflected in the Fund's net asset value.

Repurchase agreements. Each Fund may invest in issues of the United States
Treasury or a United States government agency subject to repurchase agreements.
A repurchase agreement involves the sale of securities to a Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period.
Under the 1940 Act, repurchase agreements are considered loans by a Fund.

The Funds will enter into repurchase agreements only with United States banks having assets in excess of $1 billion, which are members of the Federal Deposit
Insurance Corporation, and with certain securities dealers who meet the qualifications as set from time to time by the Funds' Board of Trustees. The term to maturity of a repurchase agreement normally will be no longer than a few days.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss when the securities are sold. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the
Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that a Fund may not be able to perfect its interest in the underlying securities. While the Funds'
management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Illiquid and Restricted Securities. The Funds may invest in illiquid and restricted securities. But the Funds will not invest more than 15% of its net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the investment.

Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days, certain insurance funding agreements, certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").
Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Funds.

The Funds may also, when consistent with its investment objective and policies, purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). These securities will not be considered illiquid so long as a Fund determines, under guidelines approved by the Board of Trustees, that an adequate trading market exists. The practice of investing in Rule 144A Securities could increase the level of a Fund's illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

Securities Lending. In order to generate additional income, the Funds may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Funds will receive collateral equal to at least
102% of the value of the securities loaned. Securities lending may represent no more than one-third the value of a Fund's total assets (including the loan collateral). Any cash collateral received by a Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, a Fund could experience delays in recovering its securities and may incur a capital loss. In addition, a Fund may incur a loss in reinvesting the cash collateral it receives.

Fundamental Investment Restrictions. Each Fund's Board of Trustees has
adopted the following fundamental investment restrictions. These policies cannot be changed without the approval of a Fund's "majority of the outstanding voting securities." Under the 1940 Act, a "majority of the outstanding voting securities" of a Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. In cases where the current legal or regulatory limitations are explained within these investment restrictions, such explanations are not part of the fundamental investment restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements. The language of the restrictions that are fundamental are shown in italics.

Diversification. Each Fund is classified as diversified as defined under the
1940 Act and a Fund may not change its classification from diversified to non-diversified without shareholder approval. Under the 1940 Act, diversified generally means that a Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities issued by investment companies, or purchase more than 10% of the voting securities of any one issuer.

Concentration. Each Fund will not make investments that will result in the concentration, as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof, of its investments in the securities of issuers primarily engaged in the same industry. The SEC staff currently takes the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the industry. This restriction does not limit a Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. In applying each Fund's fundamental policy concerning industry concentration, a Fund will apply a non-fundamental policy, described hereafter, governing categorization of companies into specific industries.
Concentration will be examined by looking at each company's particular niche and not its general industry. In particular, technology companies will be divided according to their products and services; for example, hardware, software, information services and outsourcing, and telecommunications will each be a separate industry. Furthermore, financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; asset-backed securities will be classified according to the underlying assets securing such securities; and, utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

Borrowing. The Funds will not borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit. The following sentences describe the current regulatory limits. A Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, a Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund's other assets. This provision allows a Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets, including those assets represented by the borrowing.

Underwriting. The Funds will not underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Real Estate. The Funds will not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Commodities. The Funds will not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

Loans. The Funds will not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors.

Non-Fundamental Investment Restrictions. In addition to the investment objectives, strategies and policies described in the Prospectus and in this SAI, the Funds will be subject to the following non-fundamental investment restrictions, which the Board of Trustees may change without shareholder approval.

Other Investment Companies. Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. But no Fund may operate as a fund of funds that invests primarily in the shares of other investment companies as permitted by Section
12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds. Under current legal and regulatory requirements, each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of any investment company or invest more than 10% of its total assets in the securities of other investment companies.

Liquidity. Each Fund may not invest more than 15% of its net assets in securities which they can not sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Leveraging. Each Fund will not borrow for the purpose of leveraging its investments. In this regard, no Fund will purchase portfolio securities when borrowings exceed 5% of their respective total assets.

Portfolio Transactions. Decisions to buy and sell securities for the Funds are made by each Fund's Sub-Advisor. The Funds, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Funds do not intend to solicit competitive bids on each transaction.

The Funds believe it is in their best interest, and that of their shareholders, to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Funds, when acting on their behalf, as well as for any research or other services provided to the
Funds. The Funds normally will not pay a higher commission rate to broker-dealers providing benefits or services to them than they would pay to broker-dealers who do not provide such benefits or services. However, the Funds reserve the right to do so within the principles set out in Section 28(e) of the
Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the
Board of Trustees of J&B Funds and by the Manager.

When the Manager or a Sub-Advisor in its fiduciary duty believes it to be in the best interests of its shareholders, a Fund may join with other clients of the
Manager or Sub-Advisor in acquiring or disposing of a portfolio holding.
Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

For the period from December 19, 2000 (commencement) to June 30, 2001, the total dollar amount of brokerage commissions paid by the Funds were as follows:

J&B Mid-Cap Aggressive Growth Fund      $  5,591
J&B Small-Cap Aggressive Growth Fund    $  3,150
J&B Small-Cap International Fund        $ 13,016

                              PERFORMANCE MEASURES

The Funds may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of a
Fund's shares and assume that any income dividends and/or capital gains distributions made by a Fund during the period were reinvested in shares of the
Fund. Figures will be given for recent one-, five- and ten-year periods when applicable, and may be given for other periods as well, such as from commencement of a Fund's operations, or on a year-by-year basis. When considering "average" total return figures, for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Total Return. The Funds' "average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and
Exchange Commission. The formula can be expressed as follows:

    P(1+T)n           =      ERV

    Where:      P     =      a hypothetical initial payment of $1,000
                T     =      average annual total return
                n     =      number of years
                ERV          = Ending Redeemable Value of a hypothetical $1,000
                             payment made at the beginning of the 1, 5 or 10
                             year (or other) periods at the end of the 1, 5 or
                             10 year (or other) periods (or fractional portions
                             thereof).

Performance Comparisons. In advertisements or in reports to shareholders, the
Funds may compare their performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Bank Rate Monitor, Barron's
Financial World, Bloomberg's Personal Finance, Business Week, CDA Investment
Technologies, Inc., Donoghue's, Donoghue's Money Fund Report, Donoghue's Money
Letter, Donoghue's Mutual Fund Almanac, Forbes, Fortune, Institutional Investor,
Income & Safety, United Mutual Fund Selector, Investor's Business Daily,
Kiplinger's Personal Finance Magazine, Louis Rukeyser's Wall Street Newsletter,
Money, Money Central Investors, Morningstar Mutual Funds, Mutual Fund
Forecaster, Mutual Fund Magazine, No-Load Fund Analyst, No-Load Fund X, No-Load
Investor, Smart Money, The Mutual Fund Letter, The Wall Street Journal, U.S.
News & World Report, USA Today and Wiesenberger Investment Companies Service
may also be used in comparing performance of the Funds. Performance comparisons should not be considered as representative of the future performance of the
Funds.

The table below shows the total return for each of the Funds for the period
December 19, 2000 (commencement) to June 30, 2001.

J&B Mid-Cap Aggressive Growth Fund        -1.80%
J&B Small-Cap Aggressive Growth Fund      -0.10%
J&B Small-Cap International Fund         -14.40%

                      HOW THE FUND'S SHARES ARE DISTRIBUTED

Jones & Babson, as agent of the Funds, has agreed to supply its best efforts as sole distributor of the Funds' shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges. The offering of the Funds'
shares is on a continuous basis. Jones & Babson is located at BMA Tower, 700
Karnes Blvd., Kansas City, MO 64108-3306. The following persons who are affiliated with J&B Funds as Trustees or senior officers are also affiliated with Jones & Babson, Inc. as Directors or officers: Stephen S. Soden, P.
Bradley Adams, Martin A. Cramer, Constance E. Martin and W. Guy Cooke.

Jones & Babson does not receive any fee or other compensation under the distribution agreement which continues in effect until October 31, 2002, and which will continue automatically for successive annual periods ending each
October 31, if approved at least annually by the Funds' Board, including a majority of those Trustees, who are not parties to such agreements or interested persons of any such party. It terminates automatically if assigned by either party or upon 60 days written notice by either party to the other.
Jones & Babson also serves as the Funds' Transfer Agent.

                          PURCHASING AND SELLING SHARES

Purchases. Neither the Funds nor the entities that provide services to it (the
"Fund Complex") will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly. If you use the services of any other broker to purchase or redeem shares of the Funds, that broker may charge you a fee. Shares of the Funds may be purchased directly from the Funds without this brokerage fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Funds.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account, which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson at its cost, subject to a minimum charge of $5 per account, per year requested.

Each statement and transaction confirmation will request that you inform the
Fund in writing of any questions about the information presented. If you do not notify the Fund in writing of any questions within the specified time period, the Funds will consider you to have approved the information in the statement.

Normally, the shares you purchase are held by the Funds in an open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account. A charge of $25.00 will be made for any certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the
Funds have determined that unconditional payment for the shares represented by the certificate has been received by its custodian, UMB Bank, n.a.

The Funds reserve the right in their sole discretion, to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of Funds' management, such withdrawal or rejection is in the best interest of the Fund and, its shareholders. The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes shareholders of the Funds' special investment programs.

The Funds reserve the right to refuse to accept orders for shares of a Fund unless accompanied by payment, except when a responsible person has indemnified the Funds against losses resulting from the failure of investors to make payment. In the event that the Funds sustain a loss as the result of failure by a purchaser to make payment, the Funds' underwriter, Jones & Babson, will cover the loss. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the
Funds arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

Sales (Redemptions). The Fund Complex will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly.

The Funds will transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a proper redemption request has been received usually no later than the third business day after it is received. The Funds must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued. Transmissions are made by mail unless an expedited method has been authorized and properly specified in the redemption request. In the case of redemption requests made within 15 days of the date of purchase, the
Funds may delay transmission of proceeds until such time as it is certain that unconditional payment has been collected for the purchase of shares being redeemed or 15 days from the date of purchase, whichever occurs first. The telephone redemption service may only be used for non certificated shares held in an open account. The Funds reserve the right to refuse a telephone redemption request. At our option, the Funds may pay such redemption by wire or check. The Funds may reduce or waive the $10 charge for wiring redemption proceeds in connection with certain accounts. To participate in the Systematic Redemption Plan your dividends and capital gains distributions must be reinvested in additional shares of the Funds.

Due to the high cost of maintaining smaller accounts, the Funds have retained the authority to close shareholder accounts when an account's value falls below the minimum investment requirement as a result of redemptions (not as the result of market action), if the account value remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund's intention to close the account, (2) the minimum account size requirement and
(3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

The Funds may suspend the right of redemption or postpone the date of payment beyond the normal three-day redemption period under the following conditions authorized by the Investment Company Act of 1940: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal of a Fund's securities is not reasonably practical, or (b) it is not reasonably practical for a Fund to determine the fair value of its net assets; (3) under certain circumstances where certain shareholders are attempting to "time the market" by purchasing and redeeming a Fund's shares on a regular basis; or (4) for such other periods as the Securities and Exchange
Commission may by order permit for the protection of the Funds' shareholders.

The Funds have elected to be governed by Rule 18f-1 under the Investment Company
Act of 1940 pursuant to which they are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

Market Timers. The Funds do not allow market timers. The Funds may refuse to sell shares to market timers. You will be considered a market timer if you have
(i) requested a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii)
otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these purposes.

How Share Price is Determined. The Funds net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m., Eastern Time except: days when the Funds are not open for business; days on which changes in the value of portfolio securities will not materially affect the net asset value; days during which a Fund receives no purchase or redemption orders; and customary holidays.

The Funds do not compute its net asset value days when the New York Stock
Exchange is closed or on the following customary holidays:

New Year's Day                      January 1
Martin Luther King Jr. Day          Third Monday in January
Presidents' Holiday                 Third Monday in February
Good Friday                         Friday before Easter
Memorial Day                        Last Monday in May
Independence Day                    July 4
Labor Day                           First Monday in September
Thanksgiving Day                    Fourth Thursday in November
Christmas Day                       December 25

Additional Purchase and Redemption Policies.  The Funds reserve the right to:

     (1) Waive or increase the minimum investment requirements with respect to any person or class of persons, which includes shareholders that invest through any of the Fund's special investment programs;

     (2) Cancel or change the telephone investment service, redemption service, the telephone exchange service and the automatic monthly investment plan without prior notice to you when doing so is in the best interest of the Funds and their shareholders;

     (3) Begin charging a fee for the telephone investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you;

     (4) Begin charging a fee for the telephone service and to cancel or change the service upon 60 days written notice to you;

     (5) Begin charging a fee for the systematic redemption plan upon 30 days written notice to you;

     (6) Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders; the Funds may also waive the signature guarantee requirement if you authorize the telephone redemption method at the same time you submit the initial application to purchase shares; and,

     (7) Require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if the Funds have other reason to believe that this requirement would be in the best interests of the Fund and its shareholders.

                      MANAGEMENT OF THE TRUST AND THE FUNDS

Manager and  Sub-Advisors.  Jones &  Babson,  Inc. serves as investment manager  ("Manager") of each Fund pursuant to a Management Agreement with the
Trust.  Jones &  Babson,  Inc. also employs at its own expense the following  Sub-Advisors  to manage the Funds' assets on a day-to-day basis:

J&B Mid-Cap Aggressive Growth Fund. McKinley Capital Management, Inc.,
("McKinley"), 3301 C Street, Anchorage, Alaska, 99503. McKinley was founded in
1990 and as of June 30, 2001 has nearly four billion dollars in total assets under management.

J&B Small-Cap Aggressive Growth Fund. Knappenberger Bayer ("KB"), 601
Carlson Parkway, Suite 950, Minnetonka, Minnesota, 55305. KB was founded in 1998 and as of June 30, 2001 has over $170 million in total assets under management.

J&B Small-Cap International Fund. Denver Investment Advisors, LLC, ("DIA"),
Seventeenth Street Plaza, 1225 17th Street, Denver, Colorado, 80202. DIA was
founded in 1958 and as of June 30, 2001 has nearly seven billion dollars in total assets under management.

Jones & Babson, Inc. pays McKinley a fee of 50/100 of one percent (0.50%)
for the first $5 million, 47/100 of one percent (0.47%) for the next $20 million and 45/100 of one percent (0.45%) for amounts in excess of $25 million with respect to the J&B Mid-Cap Aggressive Growth Fund's average daily total net assets.

Jones & Babson, Inc. pays KB a fee of 65/100 of one percent (0.65%) for the first $150 million and 60/100 of one percent (0.60%) for amounts in excess of
$150 million with respect to the J&B Small-Cap Aggressive Growth Fund's average daily total net assets.

Jones & Babson, Inc. pays DIA a fee of 77.5/100 of one percent (0.775%) for the first $250 million and 70/100 of one percent (0.70%) for amounts in excess of $250 million with respect to the J&B Small-Cap International Fund's average daily total net assets.

The following aggregate management fees were paid to Jones & Babson, Inc. by the Funds for the period from December 19, 2000 (commencement) to June 30, 2001 were $24,234 for the J&B Mid-Cap Aggressive Growth Fund, $28,974 for the
J&B Small-Cap Aggressive Fund and $30,969 for the J&B Small-Cap
International Fund.

The following advisory fees were paid to McKinley, KB and DIA, respectively, by the Funds for the period from December 19, 2000 (commencement) to June 30, 2001 were $10,097 for the J&B Mid-Cap Aggressive Growth Fund, $14,228 for the
J&B Small-Cap Aggressive Fund and $15,484 for the J&B Small-Cap
International Fund.

Jones & Babson, Inc. is a wholly-owned subsidiary of Business Men's
Assurance Company of America, which is considered to be a controlling person of
Jones & Babson, under the Investment Company Act of 1940. Assicurazioni
Generali S.p.A., an insurance organization founded in 1831 based in Trieste,
Italy, is considered to be a controlling person of and is the ultimate parent of
Business Men's Assurance Company of America. Mediobanca is a 5% owner of
Generali.

Trustees and Officers. The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of the Fund's shareholders. The
Trustees are experienced business persons, who meet throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund and to review performance.

The officers of the Trust manage the Trust's day-to-day operations. The Trust's officers and its manager are subject to the supervision and control of the Board of Trustees. The Trustees have approved contracts under which certain companies provide essential management services to the Funds. The Funds pay the fees for the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or its manager. Certain officers and Trustees of J&B Funds are also officers or directors of Jones & Babson, Inc. and of other funds affiliates with Jones & Babson.

The following table lists the officers and Trustees of the Trust and their ages.
Unless noted otherwise, the address of each officer and Trustee is BMA Tower,
700 Karnes Blvd., Kansas City, Missouri 64108-3306. Except as indicated, each has been an employee of Jones & Babson, Inc. for more than five years.

Stephen S. Soden (56),  President  and Trustee.  President and Director
(or Trustee) of Jones &  Babson,  Inc. and of each of the Babson  Funds,
Buffalo  Funds and  Investors  Mark Series Fund,  Inc. Mr. Soden became
President  and Director (or Trustee) of Jones &  Babson and the funds described  above in 2000 and was previously  Senior Vice President at BMA, the parent of Jones & Babson, Inc.

Eric T. Jager (58), Trustee.  Executive Vice President,  Bartlett & Company,
4800 Main Street,  Suite 600, Kansas City,  Missouri, 64112.

John A. MacDonald (52), Trustee.  President,  Chinquapin Trust Co.,
PO Box 419580 M.D. 323, Kansas City,  Missouri,  64141.  Previously
Director of Private Investments of Hallmark Cards, Inc.

Steve W. Panknin (50), Trustee.  Executive Vice President, Country Club Bank,
414 Nichols Road, Kansas City, Missouri, 64112.

James R. Seward (49), Trustee. Financial Consultant, Seward & Company, LLC,
3520 West 75th Street, Suite 104, Prarie Village, Kansas 66208; Director (or
Trustee) of the Investors Mark Series Fund, Inc.

P. Bradley Adams (41),  Trustee.  Vice President and Treasurer,  Jones &
Babson,  Inc., and of each of the Babson Funds and Buffalo
Funds; Principal Financial Officer, Investors Mark Series Fund, Inc.

Robert N. Sawyer (55), Trustee.  Senior Vice President and Chief Investment
Officer,  Business Men's Assurance  Corporation of America;
Chairman and Director, Investors Mark Series Fund, Inc.

Martin A. Cramer (51),  Vice  President and  Secretary.  Vice President and
Secretary,  Jones &  Babson,  Inc., and of each of the
Babson Funds and Buffalo Funds; Secretary, Investors Mark Series Fund, Inc.

Constance E. Martin (40), Vice President.  Vice President and Director Mutual
Fund Client  Relations,  Jones &  Babson,  Inc.; Vice
President, of each of the Babson Funds and Buffalo Funds.

W. Guy Cooke (40), Vice President and Chief  Compliance  Officer.
Vice President and Chief  Compliance  Officer,  Jones &  Babson,
Inc.  and of each of the Babson Funds and Buffalo  Funds.  He joined Jones &
Babson in March 1998 and  previously  was Director of
Compliance at American Century Companies.

Compensation.  A Fund does not  directly  compensate  any Trustee or officer for their  normal  duties and  services.  Mr.  Soden,  Mr.
Adams,  and Mr. Sawyer,  who are interested  Trustees due to their  employment with the Fund's Manager and  underwriter  and/or BMA are compensated  by Jones &  Babson and not by the Fund.  The fees of the  Independent  Trustees,  including  travel and other expenses related to the Board meetings, are paid by Jones & Babson pursuant to the provisions of the Fund's Management Agreement.

Each Independent Trustee receives an annual retainer of $4,000 for serving on the Board each of the Funds and $1000.00 for each Trust Board meeting attended.
The Board of Trustees generally meets four times each year for each Fund. The following chart sets forth the Trustees' annual compensation, all of which is paid by Jones & Babson for the period ending June 30,2001.

                                                         Pension or Retirement
                            Compensation for Serving        Benefits Accrued          Total Compensation From All
                                 on the Boards                                               J&B Funds
    Name of Director

Stephen S. Soden*                      NA                          NA                              NA
P. Bradley Adams*                      NA                          NA                              NA
Robert N. Sawyer*                      NA                          NA                              NA
Eric T. Jager                        $3,000                        NA                            $7,000
John A. MacDonald                    $3,000                        NA                            $7,000
Steve W. Panknin                     $3,000                        NA                            $7,000
James R. Seward                      $3,000                        NA                            $7,000

*    As "interested" Trustees, Messrs. Soden, Adams and Sawyer receive no compensation for their services as Trustees.

Code of Ethics. Each Fund, its Manager, Sub-Advisor and principal underwriter has each adopted a code of ethics, as required by federal securities laws. Under each entities' code of ethics, persons, who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by any Fund, subject to certain general restrictions and procedures. Each code of ethics contains provisions designed to substantially comply with the recommendations contained in the Investment
Company Institute's 1994 Report of the Advisory Group on Personal Investing. The
codes of ethics are on file with the Securities and Exchange Commission.

Custodian. The J&B Mid-Cap Aggressive Growth Fund's and the J&B
Small-Cap Aggressive Growth Fund's assets are held for safekeeping by an independent custodian, UMB Bank, n.a., Kansas City, Missouri ("UMB"), and by
foreign subcustodians as discussed below. This means UMB, rather than a Fund, has possession of the Fund's cash and securities. UMB is not responsible for any
Fund's investment management or administration. But, as directed by the Trust's officers, it delivers cash to those who have sold securities to a Fund in return for such securities, and to those who have purchased portfolio securities from the Fund, it delivers such securities in return for their cash purchase price.
It also collects income directly from issuers of securities owned by a Fund and holds this for payment to shareholders after deduction of the Fund's expenses.
The custodian is compensated for its services by the Manager.

The J&B Small-Cap International Fund's assets are held for safekeeping by an independent custodian, State Street Bank and Trust Company of Boston,
Massachusetts and foreign subcustodians as discussed below. This means State
Street Bank and Trust Company, rather than the Fund, has possession of the
Fund's cash and securities. State Street Bank and Trust Company is not responsible for the Fund's investment management or administration. But, as directed by the Fund's officers, it delivers cash to those who have sold securities to the Fund in return for such securities, and to those who have purchased portfolio securities from the Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Fund and holds this for payment to shareholders after deduction of the Fund's expenses. The custodian is compensated for its services by the Fund.

Pursuant to rules adopted under the 1940 Act, the Fund may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the custodian, subject to the supervision of the Board of Trustees following a consideration of a number of factors, including (but not limited to)
the eligibility and financial stability of the institution; the ability of the institution to perform capably custodial services for the Fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Fund assets.

Independent Auditors. The Trust's financial statements are audited annually by independent auditors approved by the Trustees each year, and in years in which an annual meeting is held the Trustees may submit their selection of independent auditors to the shareholders for ratification. Ernst & Young LLP, One Kansas
City Place, 1200 Main Street, Suite 2000, Kansas City, Missouri 64105, serves as the Trust's present independent auditor.

Control Persons and Principal Holders of the Funds. Control persons are persons deemed to control a Fund because they own beneficially 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of a Fund's outstanding equity securities. As of June 30, 2001 the following were either control persons or principal holders:

J&B Mid-Cap Aggressive Growth Fund
--------------------------------------
Business Men's Assurance Co. of America     73.8%
Jones & Babson, Inc.                    24.6%

J&B Small-Cap Aggressive Growth Fund
----------------------------------------
Business Men's Assurance Co. of America     67.2%
Jones & Babson, Inc.                    22.4%

J&B Small-Cap International Fund
------------------------------------
Business Men's Assurance Co. of America     73.2%
Jones & Babson, Inc.                    24.4%

                             DISTRIBUTIONS AND TAXES

2001 Tax Act. On June 7, 2001, President Bush signed into law the Economic
Growth and Tax Relief Reconciliation Act of 2001 (the "Tax Act"). The Tax Act
includes provisions that significantly reduce individual income tax rates, provide for marriage penalty relief, eliminate current phase-outs of the standard deduction and personal exemptions, provide for additional savings incentives for individuals, generally by increasing the maximum annual contribution limits applicable to retirement and education savings programs, and provide for limited estate, gift and generation-skipping tax relief. While these provisions have an important tax impact on individual investors in a Fund, their impact on the Funds are limited, as is discussed in the following paragraphs.

Distributions of Net Investment Income. The Funds receive income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which dividends may be paid to shareholders. If you are a taxable investor, any income the Funds pay will be taxable as ordinary income, whether you take the income in cash or in additional shares.

Distributions of Capital Gains. In general, the Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gains, regardless of how long you have held your shares in the Fund. Any net capital gains realized by a Fund generally will be distributed once each year, but they may be distributed more frequently, if necessary to reduce or eliminate excise or income taxes on the Fund.

Taxation of Five Year Gains (shareholders in the 10 and 15% federal brackets).
If you are in the 10 or 15% individual income tax bracket, capital gain distributions are generally subject to a maximum rate of tax of 10%. However, if you receive distributions from the Fund's sale of securities held for more than five years, these gains are subject to a maximum rate of tax of 8%. The Funds will inform you in January of the portion of any capital gain distributions you received for the previous year that were five year gains qualifying for this reduced tax rate.

Taxation of Five Year Gains (shareholders in higher federal brackets). If you are in a higher individual income tax bracket (for example, the 25, 28, 33 or
35% brackets when these brackets are fully phased-in in the year 2006) capital gain distributions are generally subject to a maximum rate of tax of 20%.
Beginning in the year 2006, any distributions from a Fund's sale of securities purchased after January 1, 2001 and held for more than five years will be subject to a maximum rate of tax of 18%.

You may, however, elect to mark shares of a Fund that you purchase to market as of January 2, 2001. If you make this election, any Fund shares that you acquired before this date will also be eligible for the 18% maximum rate of tax, beginning in 2006. However, in making the election, you are required to pay a tax on any appreciation in the value of your Fund shares as of January 2, 2001, and to restart your holding period in the shares as of that date. The election does not apply to Fund shares redeemed on or before January 2, 2002.

Effect of Foreign Investments on Distributions. Some portion of gains or losses realized from the sale of foreign debt securities may be due to differences in the exchange rates between the U.S. Dollar and foreign currencies. These
"foreign exchange" gains or losses can affect the International Fund's distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the International Fund for tax purposes. Similarly, foreign exchange losses realized by the International Fund on the sale of debt securities are generally treated as ordinary losses tax purposes. These gains when distributed will be taxable as ordinary dividends, and any losses will reduce the International Fund's ordinary income otherwise available for distribution. This treatment could increase or reduce the
International Fund's ordinary income distributions, and may cause some or all of the International Fund's previously distributed income to be classified as a return of capital.

The Funds may be subject to foreign withholding taxes on income from certain of their foreign securities. If more than 50% of the International Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, it may elect to pass-through each investor's pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement that investors receive from the Fund will show more taxable income than was actually distributed. However, investors will be entitled to either deduct their share of such taxes in computing their taxable income or (subject to limitations) claim a foreign tax credit for such taxes against their U.S.
federal income tax. The International Fund will provide investors with the information necessary to complete their individual income tax returns if it makes this election.

Information on the Amount and Tax Character of Distributions. The Funds will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year.
If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election To Be Taxed as a Regulated Investment Company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal
Revenue Code and intends to so qualify during the current fiscal year. As regulated investment companies, the Funds generally do not pay federal income tax on the income and gains they distribute to you. The Funds' Boards reserve the right not to maintain a Fund's qualification as a regulated investment company, if it determines this course of action to be beneficial to shareholders. In that case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of such Fund's earnings and profits.

Excise Tax Distribution Requirements. To avoid federal excise taxes, the
Internal Revenue Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in
December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares. Redemptions, including redemptions in-kind, and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different J&B Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Beginning after the year 2005 (2000 for certain shareholders), gain in a sale or redemption of Fund shares held for more than five years may be subject to a reduced rate of tax. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund, through reinvestment of dividends or otherwise, within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

U.S. Government Obligations. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the
Fund. Income on Fund investments in other certain obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations, for example Government National
Mortgage Association ("GNMA") or Federal National Mortgage Association ("FNMA")
obligations, generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-Received Deduction for Corporations. If you are a corporate shareholder, you should note that the Funds anticipate only a small percentage of any dividends the Funds pay are expected to qualify for the dividends-received deduction. Qualifying dividends generally are limited to dividends of domestic corporations. In some circumstances, you may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for this treatment. All dividends, including the deducted portion, must be included in your calculation of alternative minimum taxable income.
Because the International Fund's income is derived primarily from investments in foreign rather than domestic U.S securities, no portion of its distributions will generally be eligible for the dividends-received deduction.

Investment in Complex Securities. The Funds may invest in complex securities, such as covered call options, that could affect whether gains and losses it recognizes are treated as ordinary income or capital gains, or could affect the amount, timing and/or tax character of income distributed to you. The Funds may also invest in securities issued or purchased at a discount, such as zero coupon securities, that could require it to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, the
Funds could be required to sell securities in their portfolios that they otherwise might have continued to hold. These rules could affect the amount, timing and/or tax character of income distributed to you.

                              FINANCIAL STATEMENTS

The audited financial statements of the Funds, which are contained in the June
30, 2001, Annual Report to Shareholders are incorporated herein by reference.
Unaudited reports to shareholders will be published at least semiannually.

                         GENERAL INFORMATION AND HISTORY

J&B Funds (the "Trust") which consists of three separate series - J&B
Mid-Cap Aggressive Growth Fund series, J&B Small-Cap Aggressive Growth Fund series and J&B Small-Cap International Fund series - was organized as a business trust under the Delaware Business Trust Act on August 4, 2000. Each
series represents interests in a separate portfolio of investments and is subject to separate liabilities. Shares of each series are entitled to vote as a series only to the extent required by the 1940 Act or as permitted by the
Trustees. The beneficial interest of each series is divided into an unlimited number of shares, with no par value. Each share has equal dividend, voting, liquidation and redemption rights. There are no conversion or preemptive rights.
Shares, when issued, will be fully paid and nonassessable. Fractional shares have proportional voting rights. Shares will be maintained in open accounts on the books of the transfer agent, and certificates for shares will generally not be issued. The Trust does not intend to hold regular annual shareholder meetings. Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

If they deem it advisable and in the best interests of shareholders, the
Trustees may create additional series of shares and may create multiple classes of shares of each series, which may differ from each other as to expenses and dividends.

                         OTHER JONES & BABSON FUNDS

Jones & Babson, Inc. also distributes the Buffalo Group of Mutual Funds, which are Buffalo Balanced Fund, Buffalo Equity Fund, Buffalo High Yield Fund,
Buffalo USA Global Fund, Buffalo Science & Technology Fund and Buffalo Small
Cap Fund. In addition, Jones and Babson, Inc. manages and distributes, in association with its investment advisor, David L. Babson & Company Inc., nine no-load funds that comprise the Babson Mutual Fund Group, which are Babson
Growth Fund, Babson Enterprise Fund, Babson Enterprise II Fund, Babson Value
Fund, Shadow Stock Fund, Babson-Stewart Ivory International Fund, Babson Bond
Trust, Babson Money Market Fund and Babson Tax-Free Income Fund. A prospectus for any of these Funds may be obtained from Jones & Babson, Inc., BMA Tower,
700 Karnes Blvd., Kansas City, MO 64108-3306.

                          APPENDIX-RATINGS INFORMATION

 Commercial Paper Ratings.

----------------- ---------------- -----------------------------------------------------------------------------------
S&P           Moody's          Description

----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
A-1                                Prime-1 (P-1) This indicates that the degree
                                   of safety regarding timely payments is
                                   strong. Standard & Poor's rates those
                                   issues determined to possess extremely strong
                                   safety characteristics as A-1+.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
A-2                Prime-2 (P-2)   Capacity for timely payment on commercial paper is satisfactory,  but the relative degree of safety is not as high as for issues  designated A-1. Earnings trends and coverage  ratios,  while sound will be more subject to  variation.  Capitalization characteristic  while  still  appropriated,  may  be  more  affected  by  external conditions.  Ample alternate liquidity is maintained.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
A-3               Prime-3          Satisfactory  capacity  for timely  repayment.  Issues  that carry this rating are
                  (P-3)            somewhat more vulnerable to the adverse changes in circumstances  than obligations carrying the higher designations.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
B                                  N/A Issues rated "B" are regarded as having
                                   only an adequate capacity for timely payment.
                                   Furthermore, such capacity may be damaged by
                                   changing conditions or short-term
                                   adversities.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
C                 N/A              This rating is assigned to short-term debt  obligations  with a doubtful  capacity for payment.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
D                 N/A              This  rating  indicates  that the issuer is either in default or is expected to be in default upon maturity.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's only rating, prime, means that it believes that the commercial paper note will be redeemed as agreed. The criteria used by
Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and relationships which exist with the issuer; and (8)
recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. S&P's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days.
----------------------------------------------------------------------------------------------------------------------

                                    J&B FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23.    EXHIBITS.

      (a)(1)   Agreement and Declaration of Trust dated August 4, 2000 is incorporated herein by reference to Exhibit No. EX-99.a.1 of
               Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the "SEC") via EDGAR on
               August 11, 2000 (File No. 811-10039).

      (a)(2)   Certificate of Trust as filed with the State of Delaware on
               August 4, 2000 is incorporated herein by reference to Exhibit
               No. EX-99.a.2 of the Registrant's Registration Statement on Form
               N-1A as filed with the SEC via EDGAR on August 11, 2000 (File
               No. 811-10039).

      (a)(3)   Officer's Certificate designating the three initial series of the Registrant dated November 28, 2000 is incorporated herein by reference to Exhibit No. EX-99.a.3 of the Registrant's
               Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

      (b)      By-Laws are incorporated herein by reference to Exhibit No.
               EX-99.b of the Registrant's Pre-Effective Amendment #1 on Form
               N-1A as filed with the SEC via EDGAR on November 29, 2000 (File
               No. 811-10039).

      (c)      Instruments Defining Rights of Security Holders.

               See Article III, "Shares" and Article V "Shareholders' Voting
               Powers and Meetings" of the Registrant's Agreement and
               Declaration of Trust.

               See also, Article II, "Meetings of Shareholders" of the
               Registrant's By-Laws.

      (d)(1)   Management Agreement between the Registrant, on behalf of its series, J&B Small-Cap International Fund,  and Jones &
               Babson, Inc. dated December 19, 2000 is incorporated herein by reference to Exhibit No. EX-99.d.1 of the Registrant's Post-
               Effective Amendment #2 on Form N-1A as filed with the SEC via
               EDGAR on December 20, 2000 (File No. 811-10039).

      (d)(2)   Management Agreement between the Registrant, on behalf of its series, J&B Small-Cap Aggressive Growth Fund,  and Jones &
               Babson, Inc. dated December 19, 2000 is incorporated herein by reference to Exhibit No. EX-99.d.1 of the Registrant's Post-
               Effective Amendment #2 on Form N-1A as filed with the SEC via
               EDGAR on December 20, 2000 (File No. 811-10039).

      (d)(3)   Management Agreement between the Registrant, on behalf of its series, J&B Mid-Cap Aggressive Growth Fund,  and Jones &
               Babson, Inc. dated December 19, 2000 is incorporated herein by reference to Exhibit No. EX-99.d.1 of the Registrant's Post-
               Effective Amendment #2 on Form N-1A as filed with the SEC via
               EDGAR on December 20, 2000 (File No. 811-10039).

      (d)(4)   Sub-Advisory Agreement between the Registrant, on behalf of J&B
               Small-Cap International Fund, and Denver Investment Advisors LLC
               dated December 11, 2000 is incorporated herein by reference to
               Exhibit No. EX-99.d.2 of the Registrant's Pre-Effective Amendment
               #2 on Form N-1A as filed with the SEC via EDGAR on December 15,
               2000 (File No. 811-10039).

      (d)(5)   Sub-Advisory Agreement between the Registrant, on behalf of J&B
               Small-Cap International Fund, and KB Growth Advisors, LLC dated
               December 11, 2000 is incorporated herein by reference to
               Exhibit No. EX-99.d.3 of the Registrant's Pre-Effective Amendment
               #2 on Form N-1A as filed with the SEC via EDGAR on December 15,
               2000 (File No. 811-10039).

      (d)(6)   Sub-Advisory Agreement between the Registrant, on behalf of J&B
               Small-Cap International Fund, and McKinley Capital Management,
               Inc. dated December 11, 2000 is incorporated herein by reference to
               Exhibit No. EX-99.d.4 of the Registrant's Pre-Effective Amendment
               #2 on Form N-1A as filed with the SEC via EDGAR on December 15,
               2000 (File No. 811-10039).

      (e)      Underwriting Agreement between the Registrant and Jones &
               Babson, Inc. dated November 1, 2000 is incorporated by reference to Exhibit No. EX-99.e of the Registrant's Post-Effective Amendment
               #1 on Form N-1A as filed with the SEC via EDGAR on December 20,
               2000 (File No. 811-10039).

      (f)      Bonus or Profit Sharing Contracts.

               Not Applicable.

      (g)(1)   Custodian Agreement between the Registrant and UMB Bank, N.A.
               dated October 30, 1995 is incorporated herein by reference to
               Exhibit No. EX-99.g.1 of the Registrant's Pre-Effective Amendment
               #2 on Form N-1A as filed with the SEC via EDGAR on December 15,
               2000 (File No. 811-10039).

      (g)(2)   Custodian Agreement between the Registrant and State Street Bank and Trust Company dated December 20, 2000 is incorporated by reference to Exhibit No. EX-99.g.2 of the Registrant's Post-
               Effective Amendment #1 on Form N-1A as filed with the SEC via
               EDGAR on December 20, 2000 (File No. 811-10039).

               Exhibit No. EX-99.g.2.

      (h)      Transfer Agency Agreement between the Registrant and Jones &
               Babson, Inc. dated as of December 15, 2000 is incorporated herein by reference to Exhibit No. EX-99.h of the Registrant's
               Pre-Effective Amendment #2 on Form N-1A as filed with the SEC via
               EDGAR on December 15, 2000 (File No. 811-10039).

      (i)      Opinion and Consent of Counsel dated November 28, 2000 is
               incorporated herein by reference to Exhibit No. EX-99.i of the
               Registrant's Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

      (j)(1)   Consent of Auditors dated October 26, 2001 is filed herewith as
               Exhibit No. EX-99.j.1.

      (j)(2)   Power of Attorney is incorporated herein by reference to Exhibit
               No. EX-99.j.2 of the Registrant's Pre-Effective Amendment #1 on
               Form N-1A as filed with the SEC via EDGAR on November 29, 2000
               (File No. 811-10039).

      (k)      Omitted Financial Statements.

               Not Applicable.

      (l)      Initial Capital Agreements.

               Not Applicable.

      (m)      Rule 12b-1 Plan.

               Not Applicable.

      (n)      Rule 18f-3 Plan.

               Not Applicable.

      (p)(1)   Code of Ethics of the Registrant, its Manager and Underwriter is
               incorporated herein by reference to Exhibit No. EX-99.p.1 of the
               Registrant's Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

      (p)(2)   Code of Ethics of Denver Investment Advisors, Inc. is
               incorporated herein by reference to Exhibit No. EX-99.p.2 of the
               Registrant's Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

      (p)(3)   Code of Ethics of McKinley Capital Management, Inc. is
               incorporated herein by reference to Exhibit No. EX-99.p.3 of the
               Registrant's Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

      (p)(4)   Code of Ethics of Knappenberger Bayer, Inc. is incorporated herein by reference to Exhibit No. EX-99.p.4 of the Registrant's
               Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

      None.

ITEM 25.    INDEMNIFICATION.

      Article VII, Section 2(a) of the Agreement and Declaration of Trust
provides that to the fullest extent that limitations on the liability of
Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.
The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such
Person's office.

      Article VII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person's capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

      The principal business of Jones & Babson, Inc. is the management of the
J&B Funds and Babson Funds families of mutual funds.  It also provides fund accounting, fund administration and fund transfer agency services for non-affiliated mutual funds, and has expertise in the tax and pension plan field.  It supervises a number of prototype and profit-sharing plan programs sponsored by various organizations eligible to be prototype plan sponsors.  The principal business of each sub-adviser is to provide investment counsel and advice to a wide variety of clients.

ITEM 27.    PRINCIPAL UNDERWRITER.

      (a)   Jones & Babson, Inc., the principal underwriter of the Registrant, also acts as principal underwriter for the following:

            David L. Babson Growth Fund, Inc.
            Babson Enterprise Fund, Inc.
            Babson Enterprise Fund II, Inc.
            D.L. Babson Money Market Fund, Inc.
            D.L. Babson Tax-Free Income Fund, Inc.
            D.L. Babson Bond Trust
                  -Portfolio L
                  -Portfolio S
            Babson Value Fund, Inc.
            Shadow Stock Fund, Inc.
            Babson-Stewart Ivory International Fund, Inc.
            Buffalo Balanced Fund, Inc.
            Buffalo Equity Fund, Inc.
            Buffalo High Yield Fund, Inc.
            Buffalo Small Cap Fund, Inc.
            Buffalo USA Global Fund, Inc.
            Buffalo Funds
                  Science & Technology Fund
            Investors Mark Series Fund, Inc.

      (b)   Herewith is the information required by the following table with respect to each director, officer or partner of the underwriter named in answer to Item 20 of Part B:

    Name and Principal          Position & Offices        Positions & Offices
     Business Address            with Underwriter           with Registrant
     ----------------            ----------------           ---------------
     Stephen S. Soden              Chairman and          Chairman and Trustee
     700 Karnes Blvd.                Director
     Kansas City, MO
     64108-3306

     David Higley                    Director                    None
     700 Karnes Blvd.
     Kansas City, MO
     64108-3306

     Edward S. Ritter                Director                    None
     700 Karnes Blvd.
     Kansas City, MO
     64108-3306

     David Gates                     Director                    None
     700 Karnes Blvd.
     Kansas City, MO
     64108-3306

     Robert N. Sawyer                Director                   Trustee
     700 Karnes Blvd.
     Kansas City, MO
     64108-3306

     Mike Deardorff                  Director                    None
     700 Karnes Blvd.
     Kansas City, MO
     64108-3306

     P. Bradley Adams                Director                   Trustee
     700 Karnes Blvd.          Vice President and         Vice President and
     Kansas City, MO                Treasurer                  Treasurer
     64108-3306

     Martin A. Cramer         Legal and Regulatory        Vice President and        Vice President and
     700 Karnes Blvd.         Affiars Vice President           Secretary                  Secretary
     Kansas City, MO              and Secretary
     64108-3306

      (c)   The principal underwriter does not receive any remuneration or compensation for the duties or services rendered to the Registrant pursuant to the principal underwriting agreement.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS.

      Each account, book or other document required to be maintained by Section
31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR
270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of
Jones & Babson, Inc., at BMA Tower, 700 Karnes Blvd., Kansas City, Missouri
64108-3306.

ITEM 29.    MANAGEMENT SERVICES.

      There are no management related service contracts not discussed in Part A or Part B.

ITEM 30.    UNDERTAKINGS.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the
Registrant pursuant to the provisions described in response to item 25, or otherwise, the Registrant has been advised that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended
(the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and the State of
Missouri on the 30th day of October, 2001.

                                          J&B Funds

                                          /s/Stephen S. Soden
                                          Stephen S. Soden
                                          Chairman and Trustee

      Pursuant to the requirements of the Securities Act, this Registration
Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature                     Title                         Date

/s/Stephen S. Soden      Chairman and Trustee                October 30, 2001
Stephen S. Soden

/s/P. Bradley Adams      Trustee, Treasurer and Principal    October 30, 2001
P. Bradley Adams         Financial & Accounting Officer

/s/ Eric T. Jager        Trustee                             October 30, 2001
Eric T. Jager*

/s/ John A. MacDonald    Trustee                             October 30, 2001
John A. MacDonald*

/s/Steve W. Panknin      Trustee                             October 30, 2001
Steve W. Panknin*

/s/James R. Seward       Trustee                             October 30, 2001
James R. Seward*

/s/Robert N. Sawyer      Trustee                             October 30, 2001
Robert N. Sawyer*

      * By /s/ Stephen S. Soden
           Stephen S. Soden
           Pursuant to Power of Attorney previously filed.

                                  EXHIBIT INDEX

                      EXHIBITS                       EXHIBIT NO.

           Consent of Auditors                         EX-99.j.1